OTHER (LOSSES) GAINS (Details) - CLP ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2020
OTHER (LOSSES) GAINS
Other gains and losses		$ (24,983,899)	$ 287
Total		$ (24,983,899)	$ 287
Embotelladora Andina S.A.
OTHER (LOSSES) GAINS
Loss due to assignment of loan to financial institution	$ 24,982,887